Government Grants (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Government Grants [Abstract]
Summary of Details of government grants

Details of Government grants at December 31, are as follows:

(In thousand Euros)		December 31, 2025		December 31, 2024
Grants	Government Entity	Non-current liability	Current liability	Non-current liability	Current liability

Movilidad 2030	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	394	31	530	43
Flexener	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	—	—	48	4
Zeus Ptas	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	239	19	303	25
Alt impacte	Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ)	289	23	356	29
Minichargers	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	34	3	49	4
Accio - creació lloc treballs	Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ)	96	8	101	8
Hermes Estudios	Ministerio de Industria, Comercio y Turismo	242	19	591	48
Hermes Viabilidad	Ministerio de Industria, Comercio y Turismo	696	57	1,232	100
Hermes Formación	Ministerio de Industria, Comercio y Turismo	40	3	142	11
Top Gun	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	21	2	26	2
Torres Quevedo	Agencia Estatal de Investigación	60	5	71	6
ILIOS - PERTE VEC 2	Ministerio de Industria, Comercio y Turismo	2,599	208	2,900	235
GRID FORMING LOAD	European Climate, Infrastructure and Environment Executive Agency (CINEA)	296	24	371	30
REDWDS - USA	California Energy Commission	474	38	496	40
Cámara de Comercio	Cámara de Comercio	94	8	—	—
Installer Program	Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ)	15	—	—	—
Reborn	Agencia de Residuos de Cataluña	57	5	—	—
Total		5,646	453	7,216	585